Offerings	Oct. 15, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Beneficial Unit Certificates Representing Assigned Limited Partnership Interests
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Units Representing Limited Partnership Interests
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620
Offering Note
(1)
There are being registered hereunder such presently indeterminate number of beneficial unit certificates representing assigned limited partnership interests (“BUCs”), preferred units representing limited partnership interests (“Preferred Units”), and debt securities (“Debt Securities”) of Greystone Housing Impact Investors LP which may be offered and sold in such amount as shall result in an aggregate offering price not to exceed $200,000,000. This Registration Statement also covers an indeterminate amount of securities, if applicable, as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), any securities issuable upon a unit split, unit dividend, recapitalization, or similar event.
(2)
The maximum aggregate offering price has been estimated solely to calculate the registration fee in accordance with Rule 457(o) under the Securities Act.
(3)
Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement include $200,000,000 of unissued and unsold securities (the “Unsold Securities”) previously registered by the registrant on the registrant’s expiring Registration Statement on Form S-3 (File No. 333-268538), filed by the registrant on November 23, 2022, and declared effective on December 2, 2022 (the “Prior Registration Statement”). The Prior Registration Statement registered BUCs, Preferred Units, and Debt Securities for a proposed maximum aggregate offering price of $300,000,000. In connection with the Prior Registration Statement, the registrant previously paid a registration fee of $18,275 in respect of the Unsold Securities. Pursuant to Rule 457(p) of the Securities Act, the registrant hereby applies these unused registration fees from the Prior Registration Statement to offset the registration fees associated with this Registration Statement. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of any new securities to be registered on this Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. As a result of the above, $9,345 of new registration fees are payable in connection with the offering of new securities under this Registration Statement.

Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Beneficial Unit Certificates Representing Assigned Limited Partnership Interests
Carry Forward Form Type	S-3
Carry Forward File Number	333-268538
Carry Forward Initial Effective Date	Dec. 02, 2022
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Units Representing Limited Partnership Interests
Carry Forward Form Type	S-3
Carry Forward File Number	333-268538
Carry Forward Initial Effective Date	Dec. 02, 2022
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-268538
Carry Forward Initial Effective Date	Dec. 02, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Carry Forward Form Type	S-3
Carry Forward File Number	333-268538
Carry Forward Initial Effective Date	Dec. 02, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 18,275
Offering Note
(1)
There are being registered hereunder such presently indeterminate number of beneficial unit certificates representing assigned limited partnership interests (“BUCs”), preferred units representing limited partnership interests (“Preferred Units”), and debt securities (“Debt Securities”) of Greystone Housing Impact Investors LP which may be offered and sold in such amount as shall result in an aggregate offering price not to exceed $200,000,000. This Registration Statement also covers an indeterminate amount of securities, if applicable, as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), any securities issuable upon a unit split, unit dividend, recapitalization, or similar event.
(2)
The maximum aggregate offering price has been estimated solely to calculate the registration fee in accordance with Rule 457(o) under the Securities Act.
(3)
Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement include $200,000,000 of unissued and unsold securities (the “Unsold Securities”) previously registered by the registrant on the registrant’s expiring Registration Statement on Form S-3 (File No. 333-268538), filed by the registrant on November 23, 2022, and declared effective on December 2, 2022 (the “Prior Registration Statement”). The Prior Registration Statement registered BUCs, Preferred Units, and Debt Securities for a proposed maximum aggregate offering price of $300,000,000. In connection with the Prior Registration Statement, the registrant previously paid a registration fee of $18,275 in respect of the Unsold Securities. Pursuant to Rule 457(p) of the Securities Act, the registrant hereby applies these unused registration fees from the Prior Registration Statement to offset the registration fees associated with this Registration Statement. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of any new securities to be registered on this Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. As a result of the above, $9,345 of new registration fees are payable in connection with the offering of new securities under this Registration Statement.